Accounts Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivables

6. Accounts receivables

Accounts receivables consisted of the following (in $000s):

	March 31,	December 31,
	2026	2025
Accounts receivables, gross	1,474	1,704
Allowance for doubtful debt	(286)	(447)
Total accounts receivable, net	$1,188	$1,257

Allowance for doubtful debt, which stood at $286,000 as at March 31, 2026 and $447,000 as at December 31, 2025 is determined based on expected credit losses. Losses are provided at the rate of 10% against balances greater than 120-149 days, 25% against balances greater than 150-179 days, 35% against balances greater than 180-364 days, and 50% against balances greater than 365 days.

Movement in provision for doubtful debt
Provision for doubtful debt as December 31, 2025	(447)
Reduction in provision during the three months ended March 31, 2026	162
Foreign exchange translation adjustment	(1)
Provision for doubtful debt as March 31, 2026	$(286)

7. Accounts receivable

The following is a summary of accounts receivable at December 31, 2025 and 2024 (in thousands):

	December 31,	December 31,
	2025	2024
Accounts receivables	1,257	—
	$1,257	$—

The above receivables are net of allowance for doubtful debt, which stood at $539,441 as at December 31, 2025, and is determined based on expected credit losses. Losses are provided at the rate of 10% against balances greater than 120-149 days, 25% against balances greater than 150-179 days, 35% against balances greater than 180-364 days, and 50% against balances greater than 365 days.

Future NRG Sdn. Bhd. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivables

6. ACCOUNTS RECEIVABLE, NET

	Mar 31, 2026 (USD)	Dec 31, 2025 (USD)
Trade receivables, gross	615,123	602,579
Less: Allowance for expected credit losses	(313,610)	(312,455)
Trade receivables, net	301,513	290,124
Other receivables	9,887	9,850
Refundable deposits	20,619	20,542
Prepayments	2,875	-
Total accounts receivable, net	334,894	320,516

One customer accounted for approximately 75.70% of gross trade receivables at March 31, 2026 (December 31, 2025: 75.72%).

6.	ACCOUNTS RECEIVABLE, NET

	Note	2025	2024
		(USD)	(USD)
Trade receivables, gross		602,579	538,423
Less: Accumulated impairment		(312,455)	(251,199)
Trade receivables, net		290,124	287,224

Other receivables		9,850	17,875
Refundable deposits		20,542	18,488
Total accounts receivable, net		320,516	323,587

Movement in accumulated impairment:
Opening balance		251,199	213,421
Charge for the year		35,616	32,318
Foreign exchange translation		25,640	5,460
Closing balance		312,455	251,199

One customer represented approximately 75.72% and 86.35% of gross trade receivables as of December 31, 2025 and 2024, respectively. A prior customer entered winding-up proceedings and the related receivable was fully impaired since previous years.